Audit fees - Summary of audit and non-audit services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees of Group's auditor
Audit fees	€ 27	€ 25	€ 21
Audit related fees		1	2
Total	€ 27	€ 26	€ 23